Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Leases

10. Leases

The Company leases buildings and vehicles. The leases typically run for a period of 2 to 10 years with an option to renew or terminate the lease after that date. The Company also leases water purifiers, copy machines and others with contract terms of one to three years. These leases are short-term and/or leases of low-value items. Information about leases for which the Company is a lessee is presented below.

A.	Right-of-use assets

Right-of-use assets related to leased are presented as property and equipment.

Details of right-of-use assets and lease liabilities recognized in the statements of financial position as of June 30, 2026 and December 31, 2025 are as follows:

		June 30,	December 31,
		2026	2025
		(In thousands of Korean won)
Right-of-use assets (book value)
Building		1,034,917	1,146,698
Vehicles		44,399	44,399
Total	₩	1,079,316	1,191,097

		June 30,	December 31,
		2026	2025
		(In thousands of Korean won)
Right-of-use assets (Accumulated depreciation)
Building		(614,361)	(652,250)
Vehicles		(30,785)	(26,354)
Total	₩	(645,146)	(678,604)

		June 30,	December 31,
		2026	2025
		(In thousands of Korean won)
Right-of-use assets (Net book value)
Building	₩	420,556	494,448
Vehicles		13,614	18,045
Total	₩	434,170	512,493

Changes in right-of-use assets for the six-month periods ended June 30, 2026 and 2025 are as follows:

		Six-month period ended June 30, 2026
		Building	Vehicles	Total
		(In thousands of Korean won)
Balance as of January 1, 2026	₩	494,448	18,045	512,493
Depreciation		(57,818)	(4,431)	(62,249)
Lease reassessment		(16,074)	-	(16,074)
Balance as of June 30, 2026	₩	420,556	13,614	434,170

		Six-month period ended June 30, 2025
		Building	Vehicles	Total
		(In thousands of Korean won)
Balance as of January 1, 2025	₩	622,468	26,926	649,394
Depreciation		(64,776)	(4,432)	(69,208)
Acquisitions		-	-	-
Lease reassessment		947	-	947
Balance as of June 30, 2025	₩	558,639	22,494	581,133

B.	Lease liabilities

Changes in lease liabilities for the six-month period ended June 30, 2026 are as follows:

		Six-month period ended June 30, 2026
Balance as of January 1	₩	552,631
New leases		-
Interest expense		21,678
Payment of lease liabilities		(78,451)
Lease reassessment		(16,073)
Balance as of June 30	₩	479,785

C.	Amounts recognized in profit or loss

Amounts recognized in profit or loss for the six-month periods ended June 30, 2026 and 2025 are as follows:

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean won)
Interest expense relating to lease liabilities (included in finance cost)	₩	21,678	27,316
Expense relating to short-term leases		3,600	-
Expense relating to leases of low-value assets		3,847	3,672

D.	Amounts recognized in statement of cash flows

Amounts recognized in statements of cash flows for the six-month periods ended June 30, 2026 and 2025 are as follows:

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean won)
Cash outflows from payment of lease liabilities principal	₩	56,773	58,029
Cash outflows from lease liabilities interest paid		21,678	27,316
Cash outflows due to short-term leases		3,600	-
Cash outflows due to leases of low-value assets		3,847	3,672
Total	₩	85,898	89,017

E.	Extension options

Some property leases contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. Extension options primarily relate to “building leases” and do not have a material impact on the measurement of the Company’s right-of-use assets and lease liabilities as of June 30, 2026.

14. Leases

The Company leases buildings and vehicles. The leases typically run for a period of 2 to 10 years, with an option to renew or terminate the lease after that date. The Company also leases water purifiers, copy machines, and others with contract terms of one to three years. These leases are short-term and/or leases of low-value items. Information about leases for which the Company is a lessee is presented below.

A.	Right-of-use assets

Right-of-use assets related to leased properties are presented as property and equipment.

Details of right-of-use assets and lease liabilities recognized in the statements of financial position as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Book value)
Building	₩	1,146,698	1,145,750
Vehicles		44,399	44,399
Total	₩	1,191,097	1,190,149

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Accumulated depreciation)
Building	₩	(652,250)	(523,282)
Vehicles		(26,354)	(17,473)
Total	₩	(678,604)	(540,755)

		December 31,	December 31,
		2025	2024
		(In thousands of Korean won)
Right-of-use assets (Net book value)
Building	₩	494,448	622,468
Vehicles		18,045	26,926
Total	₩	512,493	649,394

Changes in right-of-use assets for the years ended December 31, 2025 and 2024 are as follows:

		2025
		Building	Vehicles	Total
		(In thousands of Korean won)
Balance as of January 1, 2025	₩	622,468	26,926	649,394
Depreciation		(128,967)	(8,881)	(137,848)
Lease reassessment		947	-	947
Balance as of December 31, 2025	₩	494,448	18,045	512,493

		2024
		Building	Vehicles	Total
		(In thousands of Korean won)
Balance as of January 1, 2024	₩	750,037	35,805	785,842
Depreciation		(129,607)	(8,879)	(138,486)
Lease reassessment		2,038	-	2,038
Balance as of December 31, 2024	₩	622,468	26,926	649,394

B.	Lease liabilities

i.	Significant judgements and key assumptions

In applying the Company’s accounting policies for leases, management applies judgment in assessing the lease term and determining the appropriate discount rate. For the leases outstanding as of December 31, 2025, the incremental borrowing rates applied range from 8.392% to 10.997%, depending on the lease term, commencement date, and type of underlying asset. The lease terms applied to individual lease contracts range from 3 to 10 years. As of December 31, 2025, the weighted-average remaining lease term was approximately 4.36 years, calculated based on the carrying amounts of lease liabilities.

ii.	Changes in lease liabilities

Changes in lease liabilities for the years ended December 31, 2025 and 2024 are as follows:

		2025	2024
		(In thousands of Korean won)
Balance as of January 1	₩	669,032	776,385
New leases		-	-
Interest expense		52,261	62,090
Payment of lease liabilities		(169,609)	(171,481)
Lease reassessment		947	2,038
Balance as of December 31	₩	552,631	669,032
Current portion		122,626	117,351
Non-current portion		430,005	551,681
Total lease liabilities		552,631	669,032

iii.	Maturity analysis of lease liabilities(undiscounted)

Undiscounted lease payments as of December 31, 2025 by remaining maturity through the end of the lease term, are as follows. The undiscounted lease payments are reconciled to the lease liabilities recognized in the statement of financial position as of December 31, 2025:

		2025
		(In thousands of Korean won)
Within 1 year	₩	163,727
Between 1 and 5 years		497,711
Over 5 years		-
Total	₩	661,438
Less: imputed interest		(108,807)
Lease liabilities		552,631

C.	Amounts recognized in profit or loss

Amounts recognized in profit or loss for the years ended December 31, 2025 and 2024 are as follows:

		2025	2024
		(In thousands of Korean won)
Interest expense relating to lease liabilities (included in finance cost)	₩	52,261	62,090
Expense relating to short-term leases		1,200	9,648
Expense relating to leases of low-value assets		7,481	5,183

D.	Cash outflows for leases

Cash outflows for leases for the years ended December 31, 2025 and 2024 are as follows:

		2025	2024
		(In thousands of Korean won)
Cash outflows for principal repayments of lease liabilities	₩	117,348	109,391
Cash outflows for interest paid on lease liabilities		52,261	62,090
Cash outflows for payments for short-term lease		1,200	9,648
Cash outflows for payments for leases of low-value assets		7,481	5,183
Total	₩	178,290	186,312

E.	Extension options

Some property leases contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. Extension options primarily relate to “building leases” and do not have a material impact on the measurement of the Company’s right-of-use assets and lease liabilities as of December 31, 2025.